Trade and other payables	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Trade and other payables
19. Trade and other payables

	2023 $m	2022 $m

Current

Trade payables	127	152

Other tax and social security payables	47	37

Other payables	135	173

Deferred purchase consideration	13	–

Accruals	389	335

	711	697

Non-current

Other payables	6	4

Deferred purchase consideration	–	12

Contingent purchase consideration (note 25)	69	65

	75	81
In 2022, current other payables included $29m and current accruals included $2m relating to the outstanding portion of the share repurchase programme. Of the total, $20m related to the unavoidable contractual cost of shares to be repurchased and $11m to the associated performance fee. Current other payables also included $18m relating to obligations created by the special allocation of expenses from an associate investment (see note 6).
Third-party bank loan guarantees
At 31 December 2023, the Group has issued financial guarantee contracts of up to $50m (2022: $50m). The carrying amount of these guarantees was nil in all periods presented. The largest guarantee has a gross guaranteed amount of $21m (2022: $21m) and the underlying loan matures in 2029. Should the Group fund any amount under the guarantee, there is a cross-indemnity that the Group would seek to pursue for the other parties’ share.